OTHER ASSETS -THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER ASSETS - THIRD PARTIES
Schedule of Other Assets

	As of December 31,
	2018	2019
	RMB	RMB
Prepayments for purchase of property, plant and equipment	467,848,176	560,182,033
Refund receivable of U.S. countervailing duties and anti-dumping duties	—	427,796,666
Deferred losses related to sale-leaseback transactions before January 1, 2019 (note 20)	217,127,346	183,566,444
Deposit for rent and others	67,283,761	170,335,718
Prepayment for warranty insurance premium	121,339,137	111,611,828
Value-added tax recoverable for solar power plants	30,217,620	—
Prepayment of income tax attributable to intercompany transactions	8,394,367	13,199,456
Total	912,210,407	1,466,692,145